STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Cashless Exercise of Warrants [Member] Warrant [Member] Additional Paid-in Capital [Member]	Cashless Exercise of Warrants [Member] Warrant [Member]	Cashless Exercise of Warrants [Member] Common Stock [Member]	Cashless Exercise of Warrants [Member] Additional Paid-in Capital [Member]	Cashless Exercise of Warrants [Member]	Exercise of Options [Member] Common Stock [Member]	Exercise of Options [Member] Additional Paid-in Capital [Member]	Exercise of Options [Member]	Exercise of Warrants for Cash [Member] Warrants at $3.67 [Member] Common Stock [Member]	Exercise of Warrants for Cash [Member] Warrants at $3.67 [Member] Additional Paid-in Capital [Member]	Exercise of Warrants for Cash [Member] Warrants at $3.67 [Member]	Exercise of Warrants for Cash [Member] Warrants at $2.50 [Member] Common Stock [Member]	Exercise of Warrants for Cash [Member] Warrants at $2.50 [Member] Additional Paid-in Capital [Member]	Exercise of Warrants for Cash [Member] Warrants at $2.50 [Member]	Settlement of Preferred Stock [Member] Common Stock [Member] Series C Preferred Stock [Member]	Settlement of Preferred Stock [Member] Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Settlement of Preferred Stock [Member] Series C Preferred Stock [Member]	Warrant [Member] Additional Paid-in Capital [Member]	Warrant [Member]	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member]	Embedded Derivative Financial Instruments [Member] Series C Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member]	Common Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series C Preferred Stock [Member]	Total
Balance at Dec. 31, 2014																									$ 11,179		$ 19,186,163	$ (22,780,404)		$ (3,583,062)
Balance (in Shares) at Dec. 31, 2014																									11,179,266
Sale of common stock																									$ 2,645		4,757,153			$ 4,759,798
Sale of common stock (in Shares)																									2,645,432					2,645,432
Common stock issued upon conversion of preferred stock and accrued dividends			$ 100	$ (100)		$ 10	$ 20,890	$ 20,900	$ 4	$ 14,977	$ 14,981	$ 4	$ 9,996	$ 10,000										$ 1,431		$ 2,144,870			$ 2,146,301
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)			99,552		99,552	10,000		10,000	4,082			4,000												1,430,871
Fair value reclassification																		$ (4,097,444)	$ (4,097,444)		$ (1,242,590)		$ (1,242,590)
Fair value reclassification	$ 265,955	$ 265,955																		$ 639,467		$ 639,467	265,955						639,467
Stock based compensation																											4,626,285			$ 4,626,285
Preferred Stock dividend																											(351,522)			(351,522)
Net loss																												(9,461,452)		(9,461,452)
Common stock issued for services																									$ 1,453		3,340,299			3,341,752
Common stock issued for services (in Shares)																									1,452,500
Balance at Dec. 31, 2015																									$ 16,826		29,314,399	(32,241,856)		$ (2,910,631)
Balance (in Shares) at Dec. 31, 2015																									16,825,703					16,825,703
Sale of common stock																									$ 3,798		5,222,570			$ 5,226,368
Sale of common stock (in Shares)																									3,798,417					3,798,417
Common stock issued upon conversion of preferred stock and accrued dividends															$ 58	$ 90,365	$ 90,423							$ 267		$ 400,733			401,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)															58,185									267,334
Fair value reclassification																				$ 103,096		$ 103,096	0						103,096
Stock based compensation																									$ 304		3,528,396			$ 3,528,700
Stock based compensation (in Shares)																									303,545
Preferred Stock dividend																											(110,023)			(110,023)
Net loss																												(11,587,187)		(11,587,187)
Common stock issued for services																									$ 1,335		2,469,715			2,471,050
Common stock issued for services (in Shares)																									1,335,000
Balance at Dec. 31, 2016																									$ 22,588		41,019,251	(43,829,043)		$ (2,787,204)
Balance (in Shares) at Dec. 31, 2016																									22,588,184					22,588,184
Sale of common stock																									$ 1,323		1,798,369			$ 1,799,692
Sale of common stock (in Shares)																									1,322,929
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)																														45,000
Fair value reclassification																							$ 0						$ 0
Stock based compensation																											106,827			$ 106,997
Stock based compensation (in Shares)																									169,750
Preferred Stock dividend																											(23,745)			(23,745)
Net loss																												(3,272,625)		(3,272,625)
Common stock issued for services																											453,424			$ 453,749
Common stock issued for services (in Shares)																									325,000					325,000
Fair value of warrant issued to acquire research and development																											543,927			$ 543,927
Balance at Mar. 31, 2017																									$ 24,406		$ 43,898,053	$ (47,101,668)		$ (3,179,209)
Balance (in Shares) at Mar. 31, 2017																									24,405,863					24,405,863